Financial Risk Management Objectives and Policies (Details) - Schedule of Contractual Discounted Cash Flows - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Contractual Discounted Cash Flows [Line Items]
Trade and other payables	$ 648,851	$ 798,743
Lease liabilities	173,497	189,092
Total	822,348	987,835
Less than 6 months [Member]
Schedule of Contractual Discounted Cash Flows [Line Items]
Trade and other payables	648,851	798,743
Lease liabilities	20,278	19,165
Total	664,129	817,908
6 - 12 months [Member]
Schedule of Contractual Discounted Cash Flows [Line Items]
Trade and other payables
Lease liabilities	20,278	19,602
Total	20,278	19,602
Between 1 and 2 years [Member]
Schedule of Contractual Discounted Cash Flows [Line Items]
Trade and other payables
Lease liabilities	46,342	40,556
Total	46,343	40,556
Between 2 and 5 years [Member]
Schedule of Contractual Discounted Cash Flows [Line Items]
Trade and other payables
Lease liabilities	86,598	109,769
Total	86,598	109,769
Over 5 years [Member]
Schedule of Contractual Discounted Cash Flows [Line Items]
Trade and other payables
Lease liabilities
Total
Total contractual cash flows [Member]
Schedule of Contractual Discounted Cash Flows [Line Items]
Trade and other payables	648,851	798,743
Lease liabilities	173,497	189,092
Total	$ 822,348	$ 987,835